Business combination	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business combination
Note 3. Business combination
a.Acquisition of BlackBag Technologies Inc.:
On February 27, 2020, the Company completed the acquisition of 100% of the shares of BlackBag Technologies Inc. (“BlackBag”), a US computer collection and review solutions company, for a total consideration of $33,362. Out of the total consideration, $15,362 was paid in cash at the closing and additional $18,000 will be paid in three installments, $6,000 each year in the first, second and third anniversary of the closing. $13,000 out of the $18,000 are subject to the attainment of certain employee retention and are recognized over two years as payroll expenses and are not included within the total purchase price. Acquisition expenses were $1,848 during 2020 and consist of costs incurred to complete the acquisition and related integration charges. These charges were recorded in general and administrative expenses.
Upon acquisition, BlackBag became a wholly owned subsidiary of the Company. The acquisition was accounted for as a business combination. The Company recorded trade name, core technology and goodwill in the amounts of $4,000, $3,900 and $9,463, respectively. The estimated useful life of the trade name and core technology are 4 years and 7 years, respectively. The Company recognized $1,289 and $1,546 amortization costs related to these intangible assets for the year ended December 31, 2021 and December 31, 2020, respectively.

b.On April 8, 2021, the Company entered into a Business Combination Agreement and Plan of Merger (the “Merger Agreement”) with TWC Tech Holdings II Corp. (“TWC”), a public listed company in Nasdaq and Cupcake Merger Sub, Inc., a new wholly-owned subsidiary of Cellebrite (the “Merger Sub”) in the USA. TWC is a Special Purpose Acquisition Company (SPAC). On August 30, 2021, the Merger was consummated. Upon the terms and subject to the conditions of the Merger Agreement, at the Effective Time, Merger Sub merged with and into TWC, the separate corporate existence of Merger Sub ceased and TWC became the surviving corporation and a wholly-owned subsidiary of the Company (the “Merger”). TWC became a wholly-owned subsidiary of the Company and the security holders of TWC became security holders of the Company.

On the date of Closing of the Merger (the “Closing”) and prior to the Merger becoming effective by acceptance of the Merger Certificate for filing by the Secretary of State of the State of Delaware, and prior to the Company’s Preferred Share conversion into Ordinary Shares as described below, an initial dividend of $21,300 (“Initial Dividend”) and an additional dividend of $78,700 (“Additional Dividend”) were paid to the holders of Company’s Ordinary Shares, Preferred Shares and vested restricted stock units (“RSU”) (all the “Company Shareholders”).

Immediately after the payment of the Initial Dividend and the Additional Dividend and prior to the Effective Time each Company Preferred Share was automatically converted into Ordinary Share in accordance with the terms in Cellebrite’s Article of Association.

Immediately following such conversion but prior to the Effective Time, the Company effected a reverse stock split of each Company Ordinary Share into such number of Company Ordinary Shares, which set the Ordinary Share value at $10 ( See also Note 12).

Furthermore, Cellebrite issued TWC security holders the following securities at the Effective Time: each Public Share was converted into the right to receive one (1) Ordinary Share (the “Per Share Merger Consideration”).
At the Effective Time each private warrant of TWC and each Public Warrant was converted into a warrant of Cellebrite, exercisable for the amount of Per Share Merger Consideration that the holder thereof would have received if such warrant had been exercisable and exercised immediately prior to the Business Combination. Additionally, each option and restricted stock unit of Cellebrite remain outstanding, subject to adjusted terms to reflect the effect of the Stock Split on Ordinary Shares.
Concurrently with the execution of the Merger Agreement, certain accredited investors (the “PIPE Investors” and each, a “PIPE Investor”) entered into share purchase agreements (the “Share Purchase Agreements” and each, a “Share Purchase Agreement”) pursuant to which the PIPE Investors committed to purchase Ordinary Shares from certain Cellebrite shareholders at a purchase price of $10.00 per share in an aggregate number equal to 30,000,000 and an aggregate purchase price of $300,000 (the “PIPE Investments” and each, a “PIPE Investment”) on the closing date of August 30, 2021 (the “Closing Date”), which were converted into 30,000,000 Ordinary Shares upon the consummation of the Merger (the “PIPE Shares”). The PIPE Investment closed immediately prior to the Merger

c.Acquisition of Digital Clues carved Out Assets :
On November 11, 2021, the Company completed the acquisition of Digital Clues LTD. (“DC”) carved out assets, for a total consideration of $20,000 . DC is an open-source intelligence providing the ability to view any online information to collect, analyze, and produce actionable intelligence.
The purchase price allocation for the acquisition has been determined as follows:

Amount
Net assets	$(890)
Technology	3,347
Customer relationship	177
Goodwill	17,366
Total	$20,000

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is deductible for income tax purpose.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	US$ thousands	In years
Core technology	3,347	7
Customer relationship	177	10
Total identifiable intangible assets	$3,524
The Company recorded amortization expenses of $67 for the year ended December 31, 2021.
Additionally, the Company incurred transaction costs $267 during the year ended December 31, 2021, which were included in general and administrative expenses in the Consolidated Statements of Operations.